Borrowings (Tables)	9 Months Ended
Sep. 30, 2023
Borrowings
Schedule of borrowings

	September 30,	December 31,
	2023	2022
	€1,000	€1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	1,328	1,035
Convertible notes	—	1,369
Accrued interest on convertible notes	—	460

Total borrowings	5,235	6,771
Current portion	(2,344)	(2,500)
	2,891	4,271